STOCK-BASED PAYMENT ARRANGEMENTS (Details Narrative) - $ / shares			3 Months Ended	6 Months Ended
	Jun. 09, 2023	Feb. 26, 2022	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Apr. 14, 2025	Dec. 31, 2024	May 01, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares, Issued			217,944,000	217,944,000		210,478,000			189,000,000
Stock options, granted					15,000
Weighted average exercise price			$ 1.37	$ 1.37	$ 1.14	$ 1.32		$ 1.09
Weighted average remaining contractual life				5 years 6 months	6 years 2 months 12 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting term description				Each RSU entitles the holder to receive one Common Share upon vesting and may be settled in Common Shares or, at the Company’s discretion, in cash.
Number of share outstanding			41,105,000	41,105,000		27,392,000		24,619,000
Performance Based and Restricted Stock Units RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share outstanding			1,100,000	1,100,000
Directors Employees and Other Service [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized							50,000,000
Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock issued and outstanding	15.00%	20.00%
Common Stock, Shares, Issued		35,600,000
Number of shares authorized	70,000,000
2025 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for issuance			16,572,881	16,572,881